Bonds (Details) S/ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($) shares	Feb. 28, 2015 PEN (S/)	Mar. 31, 2020 PEN (S/)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($)	May 31, 2022 shares	Feb. 28, 2022 shares	Dec. 31, 2021 USD ($)	Jan. 01, 2020 USD ($)
Bonds (Details) [Line Items]
Issue of corporate bonds						S/ 357,424
Bearing interest rate	8.00%				8.38%			8.38%
Accrued interest payable					S/ 800	1,000		$ 200,000			$ 300,000
Total amount of issuance (in Dollars) | $	$ 89,900,000
Bonds issued (in Shares) | shares	89,970
Nominal value (in Dollars) | $	$ 1,000
Conversion price description					US$ 0.33 (zero and 33/100 US dollars) per share and (ii) 80% of the average price of transactions occurred thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction.
Bonds issued (in Shares) | shares									78,970	11,000
Level 3 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 19,700	S/ 27,100
Discounted cash flows rates					11.40%	7.40%
Tren Urbano de Lima S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds		S/ 629,000
Maturity period of bonds		The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating AA + (local scale) granted by the risk rating company Apoyo & Asociados Internacionales.
Issuance costs					S/ 22,000
Principal repayment					19,800	S/ 16,400
Accumulated amortization					126,800	106,900
Accrued interest and VAC adjustments payable					143,300	121,100
Tren Urbano de Lima S.A. [Member] | Level 3 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 630,700	S/ 626,800
Discounted cash flows rates					5.90%	4.90%
Red Vial 5 S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds					S/ 365,000
Red Vial 5 S.A. [Member] | Level 2 of fair value hierarchy [member]
Bonds (Details) [Line Items]
Fair value of bonds					S/ 224,800	S/ 260,000
Discounted cash flows rates					8.10%	8.10%
Cumbra Peru S.A. [Member]
Bonds (Details) [Line Items]
Issue of corporate bonds			S/ 25,900	$ 7,800,000
Maturity period of bonds					The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a B- risk rating, granted by the rating company Moody’s Peru.
Maximum amount of bond can be borrowed (in Dollars) | $												$ 8,000,000